Cash and Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2020
Cash and Cash equivalents.
Summary of Cash and Cash Equivalents

for the year ended 30 June	2020 Rm	2019 Rm
Cash and cash equivalents	34 739	15 877
Bank overdraft	(645)	(58)
Per the statement of cash flows	34 094	15 819
Cash by currency
Rand	14 281	4 179
Euro	2 602	2 080
US dollar	15 520	7 992
Other currencies	1 691	1 568
	34 094	15 819